Net Financial Operating Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Financial Operating Income [abstract]
Net income on financial assets held-for-trading	$ 44,274	$ 42,605	$ 46,207
Gain (loss) from mark to market	32,128	8,038	4,435
Financial assets held-for-trading	76,402	50,643	50,642
Sale of financial assets at fair value through other comprehensive income	4,789	1,118	6,514
Sale of loan portfolio		267	2,063
Net (loss) gain of other transactions	(145)	384	233
Derivative instruments	32,391	64,730	(89,113)
Total	$ 113,437	$ 117,142	$ (29,661)